Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Belgium — 0.3%
Argenx SE(a)	21,318	$13,156,714
Brazil — 0.1%
Telefonica Brasil SA	461,572	3,779,692
Canada — 0.8%
CGI Inc.	180,683	20,322,240
Descartes Systems Group Inc. (The)(a)	93,792	10,961,213
Thomson Reuters Corp.	19,914	3,239,181
		34,522,634
China — 5.5%
Agricultural Bank of China Ltd., Class A	3,350,499	2,225,704
Agricultural Bank of China Ltd., Class H	18,321,406	9,178,049
Bank of China Ltd., Class H	53,343,638	24,872,335
Bank of Communications Co. Ltd., Class H	9,425,000	6,827,564
BeiGene Ltd.(a)	236,700	3,951,913
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	3,234,100	2,563,392
Bosideng International Holdings Ltd.	3,572,000	1,865,146
BYD Co. Ltd., Class A	119,000	4,548,266
CGN Power Co. Ltd., Class H(b)	11,577,000	3,851,214
China CITIC Bank Corp. Ltd., Class H	9,752,000	6,230,940
China Coal Energy Co. Ltd., Class H	2,263,000	2,691,452
China Construction Bank Corp., Class H	16,161,000	12,218,669
China Merchants Port Holdings Co. Ltd.	1,418,000	2,248,772
China Minsheng Banking Corp. Ltd., Class H	7,261,500	2,833,616
China Resources Power Holdings Co. Ltd.	963,423	2,207,368
China Shenhua Energy Co. Ltd., Class A	411,900	2,274,943
China Shenhua Energy Co. Ltd., Class H	1,441,000	5,991,936
China Tower Corp. Ltd., Class H(b)	48,467,642	6,377,613
China Yangtze Power Co. Ltd., Class A	1,601,400	6,033,061
CITIC Securities Co. Ltd., Class A	757,508	3,225,093
Contemporary Amperex Technology Co. Ltd., Class A	105,700	3,842,419
Cosco Shipping Holdings Co. Ltd., Class H	3,158,500	4,433,380
Fuyao Glass Industry Group Co. Ltd., Class H(b)	667,116	4,488,885
Giant Biogene Holding Co. Ltd.(b)	323,400	2,089,339
Hygon Information Technology Co. Ltd., Class A, NVS	151,818	2,661,533
Industrial & Commercial Bank of China Ltd., Class H	16,408,000	9,674,172
Industrial Bank Co. Ltd., Class A	1,362,600	3,405,416
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,174,400	2,584,692
JD Logistics Inc.(a)(b)	1,142,400	2,061,653
Kunlun Energy Co. Ltd.	4,182,000	3,957,776
Kweichow Moutai Co. Ltd., Class A	19,400	4,109,036
Legend Biotech Corp., ADR(a)(c)	68,350	2,875,485
Lenovo Group Ltd.	2,706,000	3,202,073
Luxshare Precision Industry Co. Ltd., Class A	469,900	2,520,960
Muyuan Foods Co. Ltd., Class A(a)	360,020	2,033,626
NAURA Technology Group Co. Ltd., Class A	34,400	1,980,589
Nongfu Spring Co. Ltd., Class H(b)	573,200	2,458,725
People's Insurance Co. Group of China Ltd. (The), Class H	9,545,867	4,569,252
PetroChina Co. Ltd., Class H	9,710,000	6,913,530
PICC Property & Casualty Co. Ltd., Class H	7,560,000	11,478,391
Pop Mart International Group Ltd.(b)	480,035	5,572,394
Postal Savings Bank of China Co. Ltd., Class H(b)	8,700,856	4,955,333
Shanghai Pudong Development Bank Co. Ltd., Class A	1,921,600	2,521,952
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	68,100	1,928,233
Security	Shares	Value
China (continued)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	80,500	$2,913,824
Tencent Holdings Ltd.	82,300	4,250,241
Tongcheng Travel Holdings Ltd.	941,200	2,313,899
Wanhua Chemical Group Co. Ltd., Class A	205,900	2,121,827
Want Want China Holdings Ltd.	5,183,040	2,917,958
Wuliangye Yibin Co. Ltd., Class A	98,100	1,998,666
Xiaomi Corp., Class B(a)(b)	3,020,000	10,869,218
ZTO Express Cayman Inc.	178,277	3,397,499
		239,319,022
Finland — 0.3%
Elisa OYJ	158,753	7,193,642
Sampo OYJ, Class A	111,302	4,767,594
		11,961,236
France — 0.5%
Orange SA	2,020,377	21,533,223
Germany — 1.3%
Deutsche Telekom AG, Registered	1,361,733	43,563,092
SAP SE	23,191	5,507,067
Scout24 SE(b)	77,590	6,996,074
		56,066,233
Greece — 0.1%
Hellenic Telecommunications Organization SA	186,359	2,944,951
Hong Kong — 1.2%
BOC Hong Kong Holdings Ltd.	1,358,500	4,191,655
CLP Holdings Ltd.	1,233,754	10,391,945
Hang Seng Bank Ltd.	352,500	4,205,763
HKT Trust & HKT Ltd., Class SS	4,157,000	5,172,174
Hong Kong & China Gas Co. Ltd.	8,856,579	6,739,056
Jardine Matheson Holdings Ltd.	173,400	7,570,644
MTR Corp. Ltd.	1,540,000	5,419,402
Power Assets Holdings Ltd.	1,086,500	7,141,958
SITC International Holdings Co. Ltd.	1,027,000	2,673,104
		53,505,701
India — 5.7%
Adani Enterprises Ltd.	62,252	1,820,444
Adani Green Energy Ltd.(a)	121,052	1,902,651
Adani Power Ltd.(a)	619,407	4,078,356
Asian Paints Ltd.	353,620	10,388,313
Bajaj Auto Ltd.	55,489	5,942,119
Bajaj Holdings & Investment Ltd.	25,208	3,127,400
Balkrishna Industries Ltd.	62,884	2,073,265
Bharat Petroleum Corp. Ltd.	646,723	2,246,352
Bharti Airtel Ltd.	1,220,226	23,562,336
Cipla Ltd.	123,528	2,246,124
Divi's Laboratories Ltd.	109,869	8,032,467
Dr Reddy's Laboratories Ltd.	253,560	3,612,889
Eicher Motors Ltd.	70,710	4,048,775
Havells India Ltd.	124,433	2,534,295
HCL Technologies Ltd.	947,947	20,797,745
Indian Hotels Co. Ltd., Class A	813,656	7,660,979
Indian Oil Corp. Ltd.	1,357,781	2,236,970
Infosys Ltd.	212,698	4,690,979
Jio Financial Services Ltd., NVS(a)	571,389	2,227,904
JSW Steel Ltd.	347,405	3,985,809
LTIMindtree Ltd.(b)	83,201	6,094,977
Maruti Suzuki India Ltd.	51,901	6,818,613
MRF Ltd.	2,005	2,976,945
Nestle India Ltd., NVS	125,982	3,334,921
Page Industries Ltd.	4,774	2,525,898

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Petronet LNG Ltd.	854,336	$3,377,329
PI Industries Ltd.	82,719	3,986,412
Pidilite Industries Ltd.	166,341	6,036,182
Shree Cement Ltd.	8,700	2,689,883
Sona Blw Precision Forgings Ltd.(b)	263,228	2,098,248
Sun Pharmaceutical Industries Ltd.	337,375	7,121,047
Tata Consultancy Services Ltd.	626,654	31,741,248
Tata Elxsi Ltd.	37,361	2,955,992
Tech Mahindra Ltd.	303,594	6,168,607
Titan Co. Ltd.	53,132	2,049,612
Torrent Pharmaceuticals Ltd.	110,710	4,362,010
Trent Ltd.	145,556	11,731,989
Tube Investments of India Ltd.	78,121	3,324,851
UltraTech Cement Ltd.	61,745	8,201,195
Wipro Ltd.	735,677	5,048,464
Wipro Ltd., ADR(c)	354,363	2,476,997
Zomato Ltd.(a)	2,155,599	7,173,599
		249,511,191
Indonesia — 0.4%
Adaro Energy Indonesia Tbk PT	11,558,262	1,517,272
Bank Central Asia Tbk PT	26,681,300	16,838,940
		18,356,212
Ireland — 0.1%
AIB Group PLC	573,604	3,130,127
Israel — 0.5%
Bank Hapoalim BM	345,042	3,965,875
Check Point Software Technologies Ltd.(a)	96,284	17,523,688
		21,489,563
Italy — 0.1%
Infrastrutture Wireless Italiane SpA(b)	376,597	3,880,921
Japan — 9.7%
Astellas Pharma Inc.	516,400	5,377,183
Brother Industries Ltd.	255,400	4,503,047
Canon Inc.	1,018,700	33,186,980
Central Japan Railway Co.	840,200	17,303,619
Chubu Electric Power Co. Inc.	704,300	7,456,511
Dai Nippon Printing Co. Ltd.	143,500	2,194,087
Dentsu Group Inc.	63,500	1,624,914
East Japan Railway Co.	926,800	18,103,291
FUJIFILM Holdings Corp.	432,300	9,781,373
Fujitsu Ltd.	176,700	3,394,885
Hankyu Hanshin Holdings Inc.	82,500	2,265,687
Inpex Corp.	406,200	5,323,654
Japan Post Bank Co. Ltd.	531,800	5,032,028
KDDI Corp.	1,321,100	43,665,432
Kirin Holdings Co. Ltd.	155,100	2,167,309
Kyocera Corp.	646,400	6,375,030
McDonald's Holdings Co. Japan Ltd.(c)	96,600	3,999,288
MEIJI Holdings Co. Ltd.	123,800	2,647,863
NEC Corp.	140,800	12,038,170
Nippon Telegraph & Telephone Corp.	28,859,000	29,614,825
Nissin Foods Holdings Co. Ltd.	86,100	2,290,720
Nomura Research Institute Ltd.	257,290	7,878,353
NTT Data Group Corp.	364,800	7,088,450
Obic Co. Ltd.	356,900	11,722,519
Ono Pharmaceutical Co. Ltd.	397,400	4,565,789
Oracle Corp./Japan	42,900	4,398,971
Osaka Gas Co. Ltd.	403,700	8,864,910
Otsuka Corp.	250,100	6,246,704
Otsuka Holdings Co. Ltd.	334,800	19,453,810
Security	Shares	Value
Japan (continued)
Pan Pacific International Holdings Corp.	211,000	$5,374,839
Ricoh Co. Ltd.	577,800	6,583,064
SCSK Corp.	175,300	3,552,157
Secom Co. Ltd.	459,200	16,044,772
Seiko Epson Corp.	309,800	5,519,841
SG Holdings Co. Ltd.	329,800	3,245,651
Shimadzu Corp.	258,200	7,286,321
SoftBank Corp.	31,188,500	40,311,438
Suntory Beverage & Food Ltd.	151,600	5,166,067
Takeda Pharmaceutical Co. Ltd.	691,200	18,845,676
TIS Inc.	232,100	5,691,828
Toho Co. Ltd./Tokyo	123,100	5,387,956
Tokyo Gas Co. Ltd.	151,600	4,569,740
Tokyu Corp.	170,300	1,992,681
West Japan Railway Co.	173,500	3,267,251
Yokogawa Electric Corp.	190,300	4,252,307
		425,656,991
Kuwait — 0.2%
Mobile Telecommunications Co. KSCP	2,060,056	3,089,709
National Bank of Kuwait SAKP	2,211,190	6,255,942
		9,345,651
Malaysia — 0.4%
CELCOMDIGI Bhd	2,982,500	2,403,465
Hong Leong Bank Bhd	740,400	3,446,614
IHH Healthcare Bhd	2,419,900	3,952,412
Malayan Banking Bhd	2,414,700	5,540,977
Petronas Gas Bhd	912,100	3,660,712
		19,004,180
Netherlands — 0.5%
Koninklijke Ahold Delhaize NV	190,054	6,557,409
Koninklijke KPN NV	3,930,623	15,248,175
		21,805,584
New Zealand — 0.1%
Infratil Ltd.	757,232	5,763,891
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	179,800	2,175,580
Philippines — 0.2%
BDO Unibank Inc.	1,959,408	5,169,185
International Container Terminal Services Inc.	334,990	2,113,862
		7,283,047
Qatar — 0.2%
Industries Qatar QSC	768,147	2,736,519
Qatar Fuel QSC	71,825	291,752
Qatar National Bank QPSC	1,430,727	6,708,923
		9,737,194
Russia — 0.0%
PhosAgro PJSC, GDR(a)(d)(e)	2	—
PhosAgro PJSC, New(a)(d)	809	8
Polyus PJSC(a)(d)	53,523	5
		13
Saudi Arabia — 1.2%
Co. for Cooperative Insurance (The)	62,996	2,211,510
Elm Co.	26,367	7,603,611
Jarir Marketing Co.	591,630	2,002,225
SABIC Agri-Nutrients Co.	201,588	5,946,985
Saudi Arabian Oil Co.(b)	2,346,599	17,152,192
Saudi Telecom Co.	1,510,723	16,005,783
		50,922,306

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore — 1.0%
DBS Group Holdings Ltd.	234,540	$7,442,383
Genting Singapore Ltd.(c)	5,373,400	3,070,417
Grab Holdings Ltd., Class A(a)	425,749	2,128,745
Singapore Exchange Ltd.	968,800	9,197,137
Singapore Technologies Engineering Ltd.	1,182,200	3,973,675
Singapore Telecommunications Ltd.	8,171,000	18,924,495
		44,736,852
South Korea — 0.1%
Samsung Biologics Co. Ltd.(a)(b)	5,195	3,647,275
Spain — 0.1%
CaixaBank SA	515,669	2,802,511
Sweden — 0.1%
Telia Co. AB	767,267	2,249,522
Switzerland — 1.9%
Banque Cantonale Vaudoise, Registered	32,868	3,261,867
BKW AG	24,135	4,152,667
Nestle SA, Registered	58,061	5,041,999
Novartis AG, Registered	320,382	33,966,703
Roche Holding AG, NVS	44,932	13,055,025
Swiss Re AG	45,290	6,692,952
Swisscom AG, Registered	28,305	16,350,158
		82,521,371
Taiwan — 4.4%
Accton Technology Corp.	137,000	2,797,378
Acer Inc.	1,921,000	2,251,044
Advantech Co. Ltd.	523,959	5,456,238
Asia Cement Corp.	2,576,000	3,341,245
Asustek Computer Inc.	354,000	6,457,717
Catcher Technology Co. Ltd.	688,000	4,180,938
Chang Hwa Commercial Bank Ltd.	6,117,898	3,321,454
Cheng Shin Rubber Industry Co. Ltd.	1,947,000	3,042,773
China Steel Corp.	6,133,000	4,011,655
Chunghwa Telecom Co. Ltd.	4,161,000	15,783,820
Compal Electronics Inc.	4,566,000	5,208,076
E.Sun Financial Holding Co. Ltd.	15,661,602	13,066,309
Evergreen Marine Corp. Taiwan Ltd.	650,000	4,366,953
Far EasTone Telecommunications Co. Ltd.	1,953,000	5,420,336
First Financial Holding Co. Ltd.	12,243,791	10,280,063
Hua Nan Financial Holdings Co. Ltd.	9,777,944	7,861,997
Innolux Corp.	4,484,200	2,103,018
Mega Financial Holding Co. Ltd.	5,273,905	6,469,347
Nan Ya Plastics Corp.	4,105,000	4,911,392
Novatek Microelectronics Corp.	203,000	3,045,319
Pegatron Corp.	2,199,000	6,423,389
PharmaEssentia Corp.(a)	272,000	4,886,411
President Chain Store Corp.	496,000	4,133,942
Realtek Semiconductor Corp.	226,000	3,339,168
SinoPac Financial Holdings Co. Ltd.	11,708,556	8,416,842
Synnex Technology International Corp.	1,380,250	3,229,216
Taishin Financial Holding Co. Ltd.	12,740,816	6,726,796
Taiwan Business Bank	7,515,290	3,433,209
Taiwan Cooperative Financial Holding Co. Ltd.	11,508,132	8,841,780
Taiwan Mobile Co. Ltd.	1,999,000	6,964,361
Taiwan Semiconductor Manufacturing Co. Ltd.	498,000	15,517,952
United Microelectronics Corp.	2,490,000	3,378,126
WPG Holdings Ltd.	1,754,760	3,823,823
		192,492,087
Thailand — 0.4%
Advanced Info Service PCL, NVDR	1,311,800	10,915,764
Security	Shares	Value
Thailand (continued)
Airports of Thailand PCL, NVDR	3,280,200	$5,822,773
Bumrungrad Hospital PCL, NVDR	431,800	2,624,849
		19,363,386
Turkey — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,112,340	2,226,556
Turkcell Iletisim Hizmetleri AS	947,649	2,477,387
Turkiye Petrol Rafinerileri AS	775,884	3,291,761
		7,995,704
United Arab Emirates — 0.3%
Abu Dhabi National Oil Co. for Distribution PJSC	3,667,496	3,446,257
Emirates NBD Bank PJSC	691,944	3,770,066
Emirates Telecommunications Group Co. PJSC	1,318,659	5,945,194
Multiply Group PJSC(a)	3,853,629	2,140,622
		15,302,139
United Kingdom — 0.1%
Compass Group PLC	110,185	3,775,350
United States — 61.7%
Abbott Laboratories	81,928	9,730,589
AbbVie Inc.	123,803	22,647,283
Accenture PLC, Class A	30,534	11,064,606
Akamai Technologies Inc.(a)	131,024	12,318,876
Albertsons Companies Inc., Class A	104,629	2,076,886
Allstate Corp. (The)	98,075	20,339,774
Ameren Corp.	51,487	4,859,858
American Electric Power Co. Inc.	31,851	3,180,641
Amgen Inc.	41,902	11,852,819
Amphenol Corp., Class A	252,407	18,337,369
Aon PLC, Class A	40,202	15,740,691
Apple Inc.	8,706	2,066,195
Arch Capital Group Ltd.	245,013	24,677,709
Arista Networks Inc.(a)	6,307	2,559,507
Arthur J Gallagher & Co.	47,926	14,964,414
Aspen Technology Inc.(a)	18,943	4,735,750
Assurant Inc.	25,012	5,680,225
AT&T Inc.	1,478,029	34,231,152
AutoZone Inc.(a)	10,430	33,058,302
Becton Dickinson & Co.	42,446	9,418,767
Berkshire Hathaway Inc., Class B(a)	83,122	40,149,588
BioMarin Pharmaceutical Inc.(a)	124,051	8,191,088
Booz Allen Hamilton Holding Corp., Class A	67,868	10,056,680
Boston Scientific Corp.(a)	71,732	6,503,223
Bristol-Myers Squibb Co.	180,436	10,685,420
Brown & Brown Inc.	116,678	13,196,282
Cardinal Health Inc.	64,860	7,928,486
Cboe Global Markets Inc.	114,362	24,685,038
Cencora Inc.	184,371	46,378,525
CF Industries Holdings Inc.	125,522	11,254,303
CH Robinson Worldwide Inc.	42,451	4,481,977
Cheniere Energy Inc.	30,984	6,940,726
Chubb Ltd.	131,152	37,867,517
Church & Dwight Co. Inc.	182,629	20,112,932
Cigna Group (The)	31,374	10,598,137
Cisco Systems Inc.	947,983	56,130,073
CME Group Inc.	63,643	15,147,034
CMS Energy Corp.	104,028	7,251,792
Coca-Cola Co. (The)	196,860	12,614,789
Cognizant Technology Solutions Corp., Class A	109,236	8,792,406
Colgate-Palmolive Co.	184,350	17,813,740
Conagra Brands Inc.	75,570	2,081,954
Consolidated Edison Inc.	378,765	38,099,971

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Corteva Inc.	88,104	$5,483,593
Diamondback Energy Inc.	14,584	2,589,973
Domino's Pizza Inc.	18,792	8,948,562
Duke Energy Corp.	311,590	36,471,609
Dynatrace Inc.(a)	94,607	5,315,967
Electronic Arts Inc.	163,403	26,744,169
Elevance Health Inc.	44,323	18,037,688
Eli Lilly & Co.	20,910	16,630,768
Erie Indemnity Co., Class A, NVS	18,308	8,065,772
Exxon Mobil Corp.	218,770	25,806,109
F5 Inc.(a)	64,025	16,028,659
Fair Isaac Corp.(a)	5,466	12,981,914
First Citizens BancShares Inc./NC, Class A	4,558	10,460,610
Fiserv Inc.(a)(c)	97,312	21,502,060
Fortinet Inc.(a)	48,529	4,612,681
Fox Corp., Class B	126,051	5,638,261
Gartner Inc.(a)	16,921	8,763,894
Gen Digital Inc.	311,885	9,621,652
General Dynamics Corp.	26,531	7,535,069
General Mills Inc.	406,187	26,913,951
Gilead Sciences Inc.	219,919	20,360,101
GoDaddy Inc., Class A(a)	148,212	29,282,245
Hershey Co. (The)	105,263	18,539,972
Hologic Inc.(a)	32,475	2,581,762
Hormel Foods Corp.	328,367	10,648,942
Humana Inc.	19,475	5,772,000
Incyte Corp.(a)	180,599	13,470,879
International Business Machines Corp.	149,641	34,029,860
J.M. Smucker Co. (The)	100,858	11,880,064
Jack Henry & Associates Inc.	48,281	8,506,147
Johnson & Johnson	294,125	45,592,316
Juniper Networks Inc.	356,658	12,811,155
Kellanova	298,107	24,233,118
Keurig Dr Pepper Inc.	456,434	14,902,570
Kimberly-Clark Corp.	98,184	13,681,940
Knight-Swift Transportation Holdings Inc.	42,915	2,547,434
Kraft Heinz Co. (The)	437,719	13,993,876
Kroger Co. (The)	602,041	36,772,664
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	127,663	11,280,303
Linde PLC	4,917	2,266,688
Lockheed Martin Corp.	25,485	13,492,014
Loews Corp.	204,579	17,743,137
Marathon Petroleum Corp.	40,340	6,299,091
Markel Group Inc.(a)	10,824	19,298,326
Marsh & McLennan Companies Inc.	170,073	39,666,126
Mastercard Inc., Class A	15,624	8,326,655
McDonald's Corp.	145,852	43,173,651
McKesson Corp.	92,716	58,272,006
MercadoLibre Inc.(a)	3,373	6,695,978
Merck & Co. Inc.	458,773	46,629,688
Microsoft Corp.	76,099	32,224,883
Mondelez International Inc., Class A	278,509	18,089,160
Monster Beverage Corp.(a)	95,077	5,241,595
Motorola Solutions Inc.	129,824	64,873,053
Neurocrine Biosciences Inc.(a)	109,771	13,913,474
Newmont Corp.	95,257	3,995,079
Northrop Grumman Corp.	65,311	31,979,531
Nutanix Inc., Class A(a)	29,780	1,944,038
O'Reilly Automotive Inc.(a)	21,582	26,831,174
Oracle Corp.	69,862	12,913,292
PepsiCo Inc.	279,342	45,658,450
Security	Shares	Value
United States (continued)
Pfizer Inc.	79,941	$2,095,254
PG&E Corp.	550,103	11,898,728
PPL Corp.	58,732	2,051,509
Procter & Gamble Co. (The)	245,866	44,073,939
Progressive Corp. (The)	163,331	43,916,439
PTC Inc.(a)	48,902	9,783,334
Quest Diagnostics Inc.	40,802	6,636,853
Regeneron Pharmaceuticals Inc.(a)	29,515	22,142,743
Republic Services Inc., Class A	240,429	52,485,651
Rollins Inc.	179,370	9,027,692
Roper Technologies Inc.	102,444	58,028,379
RTX Corp.	35,036	4,268,436
ServiceNow Inc.(a)	13,667	14,342,696
Southern Co. (The)	395,521	35,252,787
T-Mobile U.S. Inc.	267,707	66,107,567
Targa Resources Corp.	41,505	8,479,471
Teledyne Technologies Inc.(a)	48,083	23,332,757
Texas Pacific Land Corp.	1,609	2,574,545
The Campbell's Co.	213,024	9,841,709
TJX Companies Inc. (The)	131,677	16,550,482
Travelers Companies Inc. (The)	52,475	13,960,449
Tyler Technologies Inc.(a)	32,453	20,418,454
Tyson Foods Inc., Class A	309,514	19,963,653
United Therapeutics Corp.(a)	44,779	16,590,172
UnitedHealth Group Inc.	59,515	36,316,053
VeriSign Inc.(a)	95,653	17,904,329
Verizon Communications Inc.	789,995	35,028,378
Vertex Pharmaceuticals Inc.(a)	50,183	23,492,168
Visa Inc., Class A	81,725	25,749,913
W R Berkley Corp.	292,326	18,869,643
Walmart Inc.	689,594	63,787,445
Waste Connections Inc.	90,833	17,482,628
Waste Management Inc.	208,362	47,552,376
WEC Energy Group Inc.	300,665	30,382,198
Welltower Inc.	73,465	10,151,394
Willis Towers Watson PLC	30,115	9,697,030
Workday Inc., Class A(a)	16,084	4,020,839
Xcel Energy Inc.	69,415	5,036,752
Yum! Brands Inc.	141,725	19,691,271
Zoom Video Communications Inc., Class A(a)	62,882	5,199,713
		2,693,256,321
Total Common Stocks — 99.7% (Cost: $3,478,842,136)		4,352,994,375
Rights
Indonesia — 0.0%
Alamtri Resources Indonesia Tbk PT, (Expires 12/17/24)(d)	2,633,461	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $3,478,842,136)		4,352,994,375
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	17,634,602	17,643,419

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	2,670,000	$2,670,000
Total Short-Term Securities — 0.5% (Cost: $20,310,593)		20,313,419
Total Investments — 100.2% (Cost: $3,499,152,729)		4,373,307,794
Liabilities in Excess of Other Assets — (0.2)%		(8,160,924)
Net Assets — 100.0%		$4,365,146,870

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,683,413	$7,961,826 (a)	$—	$(57)	$(1,763)	$17,643,419	17,634,602	$12,091 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,170,000	—	(6,500,000)(a)	—	—	2,670,000	2,670,000	98,166	—
				$(57)	$(1,763)	$20,313,419		$110,257	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	12	12/20/24	$3,631	$70,261
MSCI EAFE Index	17	12/20/24	1,982	(11,550)
MSCI Emerging Markets Index	16	12/20/24	873	(29,875)
2-Year U.S. Treasury Note	4	03/31/25	824	1,120
				$29,956

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Min Vol Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,867,548,137	$1,485,446,225	$13	$4,352,994,375
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	20,313,419	—	—	20,313,419
	$2,887,861,556	$1,485,446,225	$13	$4,373,307,794
Derivative Financial Instruments(a)
Assets
Equity Contracts	$70,261	$—	$—	$70,261
Interest Rate Contracts	1,120	—	—	1,120
Liabilities
Equity Contracts	(41,425)	—	—	(41,425)
	$29,956	$—	$—	$29,956

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company
S&P	Standard & Poor's